Loans and Borrowings - Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lease Liabilities [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2021 - 2028	2021 - 2028
Original value	$ 33,222	$ 33,118
Carrying amount	$ 13,952	$ 15,646
Lease Liabilities [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	10.00%	10.00%
Lease Liabilities [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	11.00%	11.00%
INR 1 [Member] | Secured bank loans [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2021 - 2027	2021 - 2027
Original value	$ 2,154	$ 1,288
Carrying amount	$ 1,392	$ 735
INR 1 [Member] | Secured bank loans [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	7.00%	7.00%
INR 1 [Member] | Secured bank loans [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	10.00%	10.00%
USD [Member] | Convertible notes [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	7.39%
Year of maturity	2024	2024
Original value	$ 230,000	$ 230,000
Carrying amount	$ 201,240	$ 187,574